Organization and Description of Business (Tables)	12 Months Ended
Jun. 30, 2018
Organization and Description of Business [Abstract]
Schedule of subsidiaries
Name of Entity	Date of Incorporation/ acquisition	Place of Incorporation	% of Equity Ownership		Principal Activities
CLPS Incorporation (“CLPS” or the “Company”)	Incorporated on May 11, 2017	Cayman Islands	Parent		Holding Company
Qinheng Co., Limited (“Qinheng”)	Incorporated on June 9, 2017	Hong Kong, China	100%	Consolidated subsidiary	Holding Company
Qiner Co., Limited (“Qiner”)	Incorporated on April 21, 2017	Hong Kong, China	100%	Consolidated subsidiary	Holding Company
Shanghai Qincheng Information Technology Co., Ltd (“CLPS QC” or “WOFE”)	Incorporated on August 4, 2017	Shanghai, China	100%	Consolidated subsidiary	Holding Company
ChinaLink Professional Service Co., Ltd (“CLPS Shanghai”)	Incorporated on August 30, 2005	Shanghai, China	100%	Consolidated subsidiary	Software development
CLPS Dalian Co., Ltd (“CLPS Dalian”)	Incorporated on May 25, 2011	Dalian, China	100%	Consolidated subsidiary	Software development
CLPS Ruicheng Co., Ltd (“CLPS RC”)	Incorporated on June 26, 2013	Shanghai, China	100%	Consolidated subsidiary	Software development
CLPS Beijing Hengtong Co., Ltd (“CLPS Beijing”)	Incorporated on March 30, 2015	Beijing, China	70% owned by CLPS Shanghai and 30% owned by Qiner	Consolidated subsidiary	Software development
CLPS TECHNOLOGY (SINGAPORE) PTE.LTD (“CLPS SG”)	Incorporated on August 18, 2015	Singapore	100%	Consolidated subsidiary	Software development
CLPS TECHNOLOGY (AUSTRALIA) PTY LTD (“CLPS AU”)	Incorporated on November 10, 2015	Australia	100%	Consolidated subsidiary	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”)	Incorporated on January 7, 2016	Hong Kong, China	80% owned by CLPS Shanghai and 20% owned by unrelated individual shareholders	Consolidated subsidiary	Software development
Judge (Shanghai) Co., Ltd (“Judge China”)	Acquired on November 9, 2016	Shanghai, China	60% owned by CLPS Shanghai and 40% owned by an unrelated Company;	Consolidated subsidiary	Software development
Judge (Shanghai) Human Resource Co., Ltd (“Judge HR”)	Acquired on November 9, 2016	Shanghai, China	70% owned by Judge China and 30% owned by an unrelated company	Consolidated subsidiary	Software development
CLPS Shenzhen Co., Ltd (“CLPS Shenzhen”)	Incorporated on April 7, 2017	Shenzhen, China	70% owned by CLPS Shanghai and 30% owned by CLPS Hong Kong	Consolidated subsidiary	Software development
CLPS Guangzhou Co., Ltd (“CLPS Guangzhou”)	Incorporated on September 27, 2017	Guangzhou, China	100%	Consolidated subsidiary	Software development
CLIVST Ltd. (“CLIVST”)	Incorporated on July 25, 2017	British Virgin Islands	100%	Consolidated subsidiary	Holding Company
FDT-CL Financial Technology Services Limited (“FDT-CL”)**	Incorporated on October 24, 2017	Hong Kong, China	52% owned by CLIVST, 48% owned by an unrelated individual	Consolidated subsidiary	Software development
JQ Technology Co., Limited(“JQ”)	Acquired on October 17, 2017	Hong Kong, China	55% owned by Qiner, 45% owned by an unrelated individuals	Consolidated subsidiary	Software development
JIALIN Technology Limited (“JL”)	Acquired on October 17, 2017	Taiwan	100% owned by JQ	Consolidated subsidiary	Software development
CLPS Technology (US) Ltd. (“CLPS US”)	Incorporated on June 5, 2018	Delaware, USA	100% owned by Qiner	Consolidated subsidiary	Network technology
Infogain Solutions PTE. Ltd. (“Infogain”) *	Acquired on August 20, 2018	Singapore	80% owned by CLPS SG, 20% owned by unrelated individuals	Consolidated subsidiary	Software development

* Entities incorporated or acquired subsequent to June 30, 2018 are not included in the Company’s consolidated financial statements for the years ended June 30, 2018, 2017 and 2016.

** On July 20, 2018, the Company decided to close down FDT-CL.